Unaudited Condensed Consolidated Statements of Income - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Income Statement [Abstract]
Revenues	$ 8,145,257	$ 29,913,040
Cost of revenues	(5,576,746)	(26,094,827)
Gross profit	2,568,511	3,818,213
Operating expenses
Selling and marketing expenses	(485)	(100,999)
General and administrative expenses	(1,247,875)	(992,425)
Research and development expenses	(43,860)	(108,514)
Total operating expenses	(1,292,220)	(1,201,938)
Income from operations	1,276,291	2,616,275
Other expenses, net
Interest expense, net	(22,900)	(433,718)
Other (expenses) income, net	(5,625)	314,947
Total other expenses, net	(28,525)	(118,771)
Income before income taxes	1,247,766	2,497,504
Income tax expenses	(6)
Net income	1,247,760	2,497,504
Net income attributable to the noncontrolling interest	431,821	301,769
Net income attributable to common shareholders	815,939	2,195,735
OTHER COMPREHENSIVE INCOME
Foreign currency translation income (loss)	1,412,731	(146,413)
Other comprehensive income (loss), net of tax	1,412,731	(146,413)
Total comprehensive income	$ 2,660,491	$ 2,351,091
Net profit per share - basic (in Dollars per share)	$ 0.04	$ 0.08
Net profit per share - diluted (in Dollars per share)	$ 0.04	$ 0.08
Weighted average shares outstanding used in calculating earnings per share - basic (in Shares)	34,897,500	30,000,000
Weighted average shares outstanding used in calculating earnings per share - diluted (in Shares)	34,897,500	30,000,000